Investment Objectives and Goals	Aug. 31, 2025
BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to surpass the performance of the Russell Midcap® Value Index.
BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.